Commitments And Contingencies (Schedule of Future Minimum Purchase Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 10,306
2014	1,342
2015	2,546
2016	3,363
2017 and beyond	3,812
Total annual commitments	$ 21,369